Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

11. Net Loss Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	December 31,
	2022	2021	2020
Numerator
Net loss	$(88,972)	$(140,391)	$(96,322)
Net loss attributable to ordinary shareholders—basic and diluted	$(88,972)	$(140,391)	$(96,322)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	59,271,778	35,704,368	14,152,843
Net loss per share attributable to ordinary shareholders—basic and diluted	$(1.50)	$(3.93)	$(6.81)

The Company’s potentially dilutive securities, which include unvested Employee Shares, share options and RSUs, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to ordinary shareholders is the same. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2022, 2021 and 2020 because including them would have had an anti-dilutive effect:

	December 31,
	2022	2021	2020
Unvested ordinary shares	16,309	47,332	207,310
Share options	7,918,500	5,421,715	3,687,086
Restricted share units	445,590	88,750	2,500
Total	8,380,399	5,557,797	3,896,896